[IBD WORLD GOLD AD]
                                   U.S. WORLD
                                   GOLD FUND

                (LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

                        U.S. WORLD GOLD VS. GOLD BULLION

                            U.S. WORLD             GOLD
                               GOLD               BULLION
                               ----               -------
       12/31/90 ...........    10.10              378.16
        1/31/91 ...........     8.71              383.64
        2/28/91 ...........     9.20              363.83
        3/28/91 ...........     9.14              363.30
        4/30/91 ...........     8.95              358.38
        5/31/91 ...........     9.35              356.82
        6/28/91 ...........    10.04              366.72
        7/31/91 ...........    10.07              367.50
        8/30/91 ...........     9.07              356.23
        9/30/91 ...........     9.21              348.78
       10/31/91 ...........    10.14              358.69
       11/29/91 ...........    10.20              359.53
       12/31/91 ...........     9.76              361.06
        1/31/92 ...........    10.00              354.45
        2/28/92 ...........     9.86              353.89
        3/31/92 ...........     9.17              344.35
        4/30/92 ...........     8.30              338.50
        5/29/92 ...........     8.95              337.23
        6/30/92 ...........     9.50              340.80
        7/31/92 ...........    10.04              353.05
        8/31/92 ...........     9.80              342.96
        9/30/92 ...........     9.80              345.55
       10/30/92 ...........     9.40              344.38
       11/30/92 ...........     8.66              335.08
       12/31/92 ...........     9.30              334.58
        1/29/93 ...........     8.86              329.02
        2/26/93 ...........     9.58              329.46
        3/31/93 ...........    10.69              330.05
        4/30/93 ...........    12.25              341.91
        5/28/93 ...........    13.90              366.72
        6/30/93 ...........    14.59              371.89
        7/30/93 ...........    17.35              392.48
        8/31/93 ...........    15.97              378.45
        9/30/93 ...........    13.97              354.86
       10/29/93 ...........    16.27              364.13
       11/30/93 ...........    15.97              373.43
       12/31/93 ...........    17.65              383.70
        1/31/94 ...........    18.26              387.08
        2/28/94 ...........    17.31              382.01
        3/31/94 ...........    17.34              384.17
        4/29/94 ...........    15.95              378.18
        5/31/94 ...........    16.71              381.21
        6/30/94 ...........    15.63              385.64
        7/29/94 ...........    15.65              385.27
        8/31/94 ...........    16.37              380.43
        9/30/94 ...........    17.35              391.66
       10/31/94 ...........    16.63              389.53
       11/30/94 ...........    14.33              384.37
       12/30/94 ...........    14.63              379.61
        1/31/95 ...........    13.09              378.55
        2/28/95 ...........    13.37              376.51
        3/31/95 ...........    14.91              392.00
        4/28/95 ...........    15.32              389.75
        5/31/95 ...........    15.29              385.50
        6/30/95 ...........    15.81              387.05
        7/31/95 ...........    16.50              383.35
        8/31/95 ...........    16.95              382.35
        9/29/95 ...........    16.94              384.00
       10/31/95 ...........    15.20              382.65
       11/30/95 ...........    16.50              387.80
       12/29/95 ...........    16.96              386.95

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15.92%                                  10.97%                        7.63%
1 Year                                  5 Year                        10 Year
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/29/95

[UNITED                           The U.S. World Gold Fund makes it easy for
SERVICES                          you to build a diversified portfolio of
FUNDS                             world-class North American and Australian
LOGO]                             gold mining stocks.

                                  100% Commission Free

                                  1-800-557-2297 ext. 103

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and expenses.  Please read the prospectus  carefully before investing.  Like all other mutual funds, Fund shares are not backed by the U.S. Government. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares. Chart
Source: Bridge Data Systems
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